John Hancock Growth Trends Fund

Supplement dated 4-2-08 to the current prospectus

Under the “Fund details” heading, in the “Who’s who” section, the “Subadviser” subsection is amended and restated as follows:

Subadviser

Handles the fund’s day-to-day portfolio management. MFC Global Investment Management (U.S.), LLC 101 Huntington Avenue Boston, MA 02199

· Founded in 1979, currently manages more than $30 billion (as of 12-31-07) · Subsidiary of John Hancock Financial Services, Inc. · Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Roger C. Hamilton
Joined fund team in 2006; Financial Services Portfolio manager
Senior vice president, MFC Global Investment Management (U.S.), LLC (since 2008)
Vice president, MFC Global Investment Management (U.S.), LLC (2005-2007)
Vice president John Hancock Advisers, LLC (1998-2005)
Analyst, John Hancock Advisers, LLC (1994-2003)
Began business career in 1981

Thomas P. Norton, CFA
Joined fund team in 2006; Technology portfolio manager
Vice president, MFC Global Investment Management (U.S.), LLC (since 2005)
Vice president, John Hancock Advisers, LLC (2002-2005)
Began business career in 1986

Mindy Perry, CPA, CFA
Joined fund team as portfolio manager in 2008; Healthcare portfolio manager
Analyst, MFC Global Investment Management (U.S.), LLC (2007-2008)
Senior research officer, MFC Global Investment Management (U.S.), LLC (until 2007)
Director of investment analysis, John Hancock Investment Controllers Group (2005-2007)
Senior financial analyst, Art Technology Group (2003-2004)
Equity analyst, Atlantic/Pell Rudman (2000-2002)
Began business career in 1994

Lisa A. Welch
Joined fund team in 2000; Financial Services portfolio manager
Vice president, MFC Global Investment Management (U.S.), LLC (since 2005)
Vice president and portfolio manager, John Hancock Advisers, LLC (2002-2005)
Began business career in 1986